UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/29/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Money Market Fund, Inc.
February 29, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--97.9%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey--88.0%
Atlantic County,
GO Notes (County College and
General Bonds)	1.00	11/1/12	677,000	678,802
Atlantic County,
GO Notes (State Aid County
College Bonds)	1.00	11/1/12	226,000	226,602
Bayonne,
GO Notes (School Bonds)	4.13	7/15/12	270,000	273,397
Bloomfield Township,
GO Notes, BAN	1.50	1/18/13	5,000,000	5,032,870
Branch Banking and Trust Co.
Municipal Trust (New Jersey
Economic Development
Authority, School Facilities
Construction Revenue)
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.17	3/7/12	10,240,000 a,b,c	10,240,000
Branch Banking and Trust Municipal
Trust (Port Authority-Port Newark,
Termimal Rent-Backed Revenue
(Newark Redevelopment
Projects) (LOC; Branch Banking
and Trust Co.)	0.16	3/7/12	2,235,000 a,b,c	2,235,000
Burlington County Bridge
Commission, County-Guaranteed
LR (Governmental Leasing
Program)	4.50	8/15/12	250,000	254,429
Burlington County Bridge
Commission, County-Guaranteed
LR, Refunding (Governmental
Leasing Program)	2.00	8/15/12	105,000	105,668
Camden County Improvement
Authority, County Guaranteed

Loan Revenue (County Capital
Program)	5.00	1/15/13	500,000	519,448
Camden County Improvement
Authority, County-Guaranteed
LR, Refunding (Camden County
College Parking Project)	2.00	9/1/12	420,000	423,001
Camden County Improvement
Authority, GO Revenue (Camden
County College Project)	4.00	3/1/12	340,000	340,000
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (P-FLOATS
Series PT-3321) (Liquidity
Facility; FHLMC and LOC; FHLMC)	0.40	3/7/12	6,515,000 a,b,c	6,515,000
Camden County Municipal Utilities
Authority, County Agreement
Sewer Revenue, Refunding	5.00	7/15/12	500,000	508,108
Carteret Borough Redevelopment
Agency, Revenue (Project Note)	1.00	9/28/12	1,000,000	1,000,853
Cherry Hill Township,
GO Notes (General Improvement
and Sewer Utility)	4.00	8/15/12	200,000	203,093
Cherry Hill Township,
GO Notes, Refunding	4.50	3/1/12	100,000	100,000
Cliffside Park Borough,
Tax Appeal Refunding Notes	1.25	12/14/12	980,000	981,907
East Brunswick Township,
GO Notes, BAN	2.00	4/13/12	3,000,000	3,004,261
East Brunswick Township,
GO Notes, BAN	1.00	9/28/12	7,000,000	7,003,966
Egg Harbor Township Board of
Education, GO Notes	4.00	9/15/12	100,000	101,891
Elizabeth,
GO Notes, BAN (Sewer Utility)	1.25	4/13/12	2,000,000	2,000,581
Elmwood Park Borough Board of
Education, GO Notes	4.13	8/1/12	100,000	101,492
Essex County,
GO Notes (County College and
General Improvement)	2.00	6/1/12	260,000	260,844
Galloway Township,
GO Notes (General Improvement

and Sewer Utility)	2.00	9/1/12	820,000	826,205
Glassboro Borough,
GO Notes, BAN	2.00	4/26/12	1,500,000	1,501,800
Gloucester County Improvement
Authority, County Guaranteed
LR, Refunding	3.00	12/1/12	100,000	101,875
Irvington Township,
GO Notes, BAN	2.00	6/21/12	2,000,000	2,003,621
Jersey City,
GO Notes, Refunding (School
Improvement)	5.00	3/1/12	150,000	150,000
Kearny Board of Education,
GO Notes, GAN	1.50	10/12/12	1,500,000	1,504,559
Keyport Borough,
GO Notes	3.00	8/1/12	200,000	201,912
Lenape Regional High School
District Board of Education,
GO Notes	4.00	3/15/12	200,000	200,248
Little Falls Township,
GO Notes, Refunding (General
Improvement)	2.00	5/1/12	340,000	340,757
Long Hill Township,
GO Notes, Refunding	5.00	8/15/12	100,000	102,040
Lopatcong Township Board of
Education, GO Notes, Refunding	3.00	7/15/12	150,000	151,255
Lower Township,
GO Notes, Refunding (General
Improvement)	2.00	7/15/12	485,000	487,523
Lower Township Municipal Utilities
Authority, Project Note	2.00	9/21/12	5,000,000	5,040,183
Middlesex County Improvement
Authority, County-Guaranteed
Capital Equipment and
Improvement Revenue	1.25	9/15/12	1,000,000	1,003,401
Millstone Township Board of
Education, GO Notes, Refunding
(School District Bonds)	3.00	7/15/12	120,000	120,962
Monroe Township Board of
Education, GO Notes, Refunding	2.00	3/1/12	400,000	400,000
Morris County Improvement
Authority, Guaranteed School

District Revenue (Morris Hills
Regional District Project)	3.50	10/1/12	100,000		101,748
New Jersey,
GO	5.25	7/1/12	250,000		253,936
New Jersey Economic Development
Authority, EDR (ARND, LLC
Project) (LOC; PNC Bank NA)	0.21	3/7/12	1,480,000	a	1,480,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wells Fargo Bank)	0.25	3/7/12	4,235,000	a	4,235,000
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC; Bank
of America)	0.26	3/7/12	700,000	a	700,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wells Fargo Bank)	0.30	3/7/12	1,540,000	a	1,540,000
New Jersey Economic Development
Authority, EDR (J James Realty
Project) (LOC; Wells Fargo
Bank)	0.30	3/7/12	50,000	a	50,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wells Fargo Bank)	0.30	3/7/12	1,195,000	a	1,195,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project) (LOC; TD
Bank)	0.30	3/7/12	1,025,000	a	1,025,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project) (LOC;
Wells Fargo Bank)	0.30	3/7/12	930,000	a	930,000
New Jersey Economic Development
Authority, EDR (Republic
Services, Inc. Project) (LOC;
Bank of America)	0.28	3/7/12	625,000	a	625,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project) (LOC; TD

Bank)	0.30	3/7/12	1,620,000	a	1,620,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery,
Inc. Project) (LOC; PNC Bank
NA)	0.19	3/7/12	1,435,000	a	1,435,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wells Fargo
Bank)	0.30	3/7/12	1,080,000	a	1,080,000
New Jersey Economic Development
Authority, EDR (Volunteers of
America Delaware Valley
Property, Inc. Project) (LOC;
TD Bank)	0.20	3/7/12	2,065,000	a	2,065,000
New Jersey Economic Development
Authority, EDR, Refunding
(Phoenix Realty Partners
Project) (LOC: Wells Fargo
Bank)	0.18	3/7/12	2,500,000	a	2,500,000
New Jersey Economic Development
Authority, EDR, Refunding (The
Trustees of The Lawrenceville
School Project)	5.00	7/1/12	100,000		101,449
New Jersey Economic Development
Authority, IDR (Penwell
Holdings LLC Project) (LOC; TD
Bank)	0.26	3/7/12	1,360,000	a	1,360,000
New Jersey Economic Development
Authority, Natural Gas
Revenue, Refunding (New Jersey
Natural Gas Company Project) 0.10		3/1/12	1,800,000	a	1,800,000
New Jersey Economic Development
Authority, Natural Gas
Revenue, Refunding (New Jersey
Natural Gas Company Project) 0.12		3/1/12	29,100,000	a	29,100,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation - Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and

Rehabilitation Center
Projects) (LOC; Bank of America)	0.21	3/7/12	5,525,000	a	5,525,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation - Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and
Rehabilitation Center
Projects) (LOC; Bank of America)	0.21	3/7/12	4,210,000	a	4,210,000
New Jersey Economic Development
Authority, Revenue (Catholic
Charities Project) (LOC; Wells
Fargo Bank)	0.18	3/7/12	315,000	a	315,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wells Fargo Bank)	0.25	3/7/12	1,520,000	a	1,520,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wells Fargo
Bank)	0.25	3/7/12	1,730,000	a	1,730,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.19	3/7/12	1,515,000	a	1,515,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wells Fargo Bank)	0.23	3/7/12	275,000	a	275,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.30	3/7/12	2,000,000	a	2,000,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; TD Bank)	0.30	3/7/12	5,620,000	a	5,620,000
New Jersey Economic Development
Authority, Revenue (Somerset

Hills YMCA Project) (LOC; TD
Bank)	0.20	3/7/12	1,000,000	a	1,000,000
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home Care,
Inc. Project) (LOC; Wells
Fargo Bank)	0.20	3/7/12	3,870,000	a	3,870,000
New Jersey Economic Development
Authority, Revenue (Young
Men's Christian Association of
Metuchen Project) (LOC; Wells
Fargo Bank)	0.25	3/7/12	995,000	a	995,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Crane's Mill Project) (LOC;
TD Bank)	0.13	3/7/12	545,000	a	545,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wells
Fargo Bank)	0.30	3/7/12	1,625,000	a	1,625,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Trenton Office Complex) 5.25		6/15/12	250,000		253,247
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue,
Refunding (New Jersey Transit
Corporation Light Rail Transit
System Project)	5.00	5/1/12	100,000		100,716
New Jersey Educational Facilities
Authority, Revenue (Higher
Education Capital Improvement
Fund Issue)	5.75	9/1/12	1,250,000		1,280,731
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	0.24	3/7/12	15,700,000	a	15,700,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation

Issue) (LOC; Bank of America) 0.18		3/7/12	17,500,000	a	17,500,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue) (LOC; JPMorgan Chase
Bank)	0.14	3/7/12	1,000,000	a	1,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Citigroup ROCS,
Series RR II R-11626)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Citibank NA) 0.36		3/7/12	1,000,000 a,b,c		1,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue) (LOC;
Bank of America)	0.18	3/7/12	2,700,000	a	2,700,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(RWJ Health Care Corp. at
Hamilton Obligated Group
Issue) (LOC; TD Bank) 0.12		3/7/12	2,100,000	a	2,100,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC; Bank of
America)	0.25	3/7/12	200,000	a	200,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank) 0.10		3/1/12	8,000,000	a	8,000,000
New Jersey Health Care Facilityes
Financing Authority, Revenue,
Refunding (Barnabas Health
Issue) (LOC; JPMorgan Chase
Bank)	0.12	3/7/12	1,000,000	a	1,000,000
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue	1.10	5/1/12	1,350,000		1,350,986
New Jersey Transportation Trust
Fund Authority (Transportation

System)	5.63	6/15/12	295,000		299,147
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/12	100,000		103,752
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	12/15/12	150,000		156,144
North Bergen Municipal Utilities
Authority, Sewer Revenue
Subordinated Project Notes	1.00	9/28/12	3,000,000		3,005,137
Ocean City,
GO Notes (General Improvement)	2.00	8/15/12	135,000		135,798
Orange Township,
GO Notes (School Bonds)	3.75	12/1/12	100,000		102,281
Paramus Borough,
GO Notes (General Improvement,
Golf Course Utility and
Swimming Pool Utility)	4.00	7/15/12	235,000		238,067
Point Pleasant Beach Borough,
GO Notes (General Improvement)	2.25	8/1/12	100,000		100,686
Point Pleasant Borough Board of
Education, GO Notes, Refunding	2.00	3/15/12	220,000		220,110
Pompton Lakes Borough,
GO Notes	1.25	1/15/13	175,000		176,143
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series) (JPMorgan Chase
PUTTERS, Series 2945)
(Liquidity Facility; JPMorgan
Chase Bank)	0.22	3/7/12	1,660,000 a,b,c		1,660,000
Port Authority of New York and New
Jersey, CP	0.09	3/29/12	10,000,000		10,000,000
Port Authority of New York and New
Jersey, Equipment Notes	0.22	3/7/12	5,800,000	a	5,800,000
Rahway,
GO Notes, BAN	1.50	8/10/12	3,000,000		3,006,564
Randolph Township Board of
Education, GO Notes	1.50	2/1/13	302,000		304,766
Raritan Township,
GO Notes (General Improvement)	2.00	8/1/12	100,000		100,541
Ridgewood,

GO Notes (General Improvement
and Water Utility)	4.00	7/1/12	150,000		151,753
Rutgers, The State University,
GO Notes, Refunding (Liquidity
Facility; TD Bank)	0.09	3/1/12	9,310,000	a	9,310,000
South Orange Village Township,
GO Notes, Refunding	3.00	11/1/12	150,000		152,446
Stafford Township,
GO Notes	4.00	8/1/12	100,000		101,419
Sussex County Municipal Utilities
Authority, Revenue (Paulins
Kill Basin Water Reclamation
System Project Note)	1.50	2/15/13	2,750,000		2,776,241
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.75	6/1/12	475,000	d	481,299
Trenton,
GO Notes	3.00	7/15/12	100,000		100,876
Vineland,
Electric Utility GO Notes,
Refunding (LOC; Wells Fargo
Bank)	0.15	3/7/12	8,400,000	a	8,400,000
Wallkill Valley Regional High
School District Board of
Education, GO Notes ,	2.00	9/1/12	200,000		201,254
West Orange Township Board of
Education, GO Notes	4.25	11/1/12	100,000		102,357
Woodbridge Township,
GO Notes (Sewer Utility)	2.00	7/1/12	850,000		853,541
Woodbridge Township Board of
Education, GO Notes	4.25	7/15/12	825,000		836,602
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	3,090,000		3,104,361

U.S. Related--9.9%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing

Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.26	3/7/12	5,300,000a	5,300,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11765) (Liquidity Facility;
Citibank NA)	0.16	3/7/12	22,100,000 a,b,c	22,100,000

Total Investments (cost $271,756,652)			97.9%	271,756,652
Cash and Receivables (Net)			2.1%	5,945,585
Net Assets			100.0%	277,702,237

a	Variable rate demand note - rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities amounted to $43,750,000 or 15.8% of net assets.

c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

d

This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association

GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	271,756,652
Level 3 - Significant Unobservable Inputs	-
Total	271,756,652

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)